Discontinued operations - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 07, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Issued capital			$ 3,433,778	$ 3,413,365
Certej Project
Disclosure of analysis of single amount of discontinued operations [line items]
Royalty percentage	1.50%
Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows generated from (used in) operating activities			$ (400)	$ 400
Certej Project | Disposal group held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash deposit received	$ 500
Proceeds from disposal of non-core gold asset	3,500
Issued capital	4,000
Deferred cash consideration	22,000
Deferred cash consideration payable	2,000
Impairment of property, plant and equipment		$ 8,700
Certej Project | Disposal group held for sale | First Anniversary
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal group, sale of asset, amount payable to company	10,000
Certej Project | Disposal group held for sale | Second Anniversary
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal group, sale of asset, amount payable to company	$ 10,000